Quarterly Report
July 31, 2023
MFS®  Limited Maturity Fund
MQL-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 1.1%
Boeing Co., 1.433%, 2/04/2024	$13,868,000	$13,549,481
Boeing Co., 2.196%, 2/04/2026	11,032,000	10,181,079
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,250,096
		$29,980,656
Asset-Backed & Securitized – 23.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)	$90,652,733	$4,685,477
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.844% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,751,673
ACREC 2021-FL1 Ltd., “B”, FLR, 7.144% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,312,328
ACREC 2021-FL1 Ltd., “C”, FLR, 7.494% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,681,940
ACREC 2023-FL2 LLC, “A”, FLR, 7.476% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,550,486	5,535,661
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.586% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,792,002
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.195% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	776,747	774,980
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,170,707	2,134,050
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	4,172,529	4,141,484
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.836% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,786,194
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	726,398
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,875,359
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,647,376
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,476,839
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,496,858
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	4,645,000	4,435,105
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.367% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	11,845,899
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.617% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	2,003,739	1,971,062
AREIT 2019-CRE3 Trust, “B”, FLR, 6.966% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	1,136,500	1,078,009
AREIT 2019-CRE3 Trust, “C”, FLR, 7.317% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	874,649
AREIT 2022-CRE6 Trust, “C”, FLR, 7.218% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,027,597
AREIT 2022-CRE6 Trust, “D”, FLR, 7.918% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,324,652
AREIT 2022-CRE7 LLC, “B”, FLR, 8.465% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,312,856
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	438,499	434,471
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.245% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	7,353,970	7,203,353
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.695% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	3,983,401	3,899,005
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.188% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,199,527
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.487% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,774,854
Bayview Commercial Asset Trust, FLR, 5.877% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	186,042	169,874
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	130,568	175,819
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.753%, 12/15/2051 (i)(n)	62,850,744	1,957,197
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.291%, 7/15/2054 (i)	36,191,918	2,353,712
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.378%, 9/15/2054 (i)	39,199,192	2,884,386
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.616%, 2/15/2054 (i)	54,807,886	4,679,289
BDS 2021-FL10 Ltd., “B”, FLR, 7.294% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,502,227
BDS 2021-FL10 Ltd., “C”, FLR, 7.644% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,523,786
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.269%, 2/15/2054 (i)	60,242,412	3,849,472
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)	38,437,427	2,224,901
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.263%, 7/15/2054 (i)	71,267,734	4,864,942
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)	53,338,185	3,682,026
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.037%, 9/15/2054 (i)	78,164,890	4,143,552
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.816% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	3,883,995
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.136% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	2,922,860
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.586% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,374,712
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,279,981
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,518,097
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,779,102
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.567% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,674,101
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.117% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	1,979,735
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.367% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,161,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	$554,403	$518,372
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,337,233	1,220,252
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	265,236	235,163
BXMT 2020-FL2 Ltd., “B”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,037,524
BXMT 2020-FL2 Ltd., “A”, FLR, 6.236% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	6,956,258	6,644,263
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.636% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	10,781,643
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,186,996	2,044,236
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.154%, 1/25/2037 (d)(q)	1,642,729	501,035
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.308%, 3/25/2037 (d)(q)	2,196,096	807,137
CD 2017-CD4 Mortgage Trust, “XA”, 1.224%, 5/10/2050 (i)	34,987,769	1,213,519
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,412,807
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	448,164
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	6,355,912	6,305,189
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	4,227,397	4,208,904
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	2,005,168	1,942,566
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.637%, 11/15/2062 (i)	34,574,306	1,131,461
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.32%, 2/15/2054 (i)	52,670,256	3,732,483
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.776%, 4/15/2054 (i)	48,797,294	1,981,112
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.085%, 6/15/2063 (i)	55,833,444	2,937,051
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.043%, 6/15/2064 (i)	31,856,648	1,807,584
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	1,132,895	1,113,474
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	992,585
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,416,744
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	849,789
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,778,000	1,707,773
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,032,644
Cutwater 2015-1A Ltd., “AR”, FLR, 6.789% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	1,384,010	1,381,851
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	13,594,000	13,521,959
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.171% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	8,877,258
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	5,092,623	5,090,338
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,254,565
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,035,278
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	9,044,674	9,016,677
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	6,250,000	6,234,293
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	6,743,666	6,701,934
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	5,865,000	5,841,497
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,516,759
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.918% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,635,427
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.319% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,052,130
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	2,615,081	2,589,324
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	4,073,000	4,038,080
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.156%, 5/10/2050 (i)	38,418,472	1,188,852
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.08%, 8/10/2050 (i)	36,672,021	1,206,990
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.128%, 5/12/2053 (i)	39,127,200	2,281,969
IMPAC CMB Trust, FLR, 6.152% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	28,625	27,987
IMPAC CMB Trust, FLR, 6.332% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	30,131	29,641
IMPAC Secured Assets Corp., FLR, 6.112% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	54,133	46,477
Interstar Millennium Trust, FLR, 5.957% (LIBOR - 3mo. + 0.4%), 3/14/2036	18,882	17,177
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.02% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	14,432,415	13,983,480
JPMorgan Chase Commercial Mortgage Securities Corp., 1.129%, 9/15/2050 (i)	39,805,757	1,096,959
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	3,589,746	3,550,727
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.836% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	882,763	880,575
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.886% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,812,252
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.706% ((SOFR - 1mo. + 0.11448%) + 1.37%), 4/15/2034 (n)	982,360	977,994
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.086% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,227,411
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.336% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,417,570
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.081% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	6,806,093	6,743,994
Merrill Lynch Mortgage Investors, Inc., 4.168%, 2/25/2037 (a)(d)	1,647,166	219,453
MF1 2020-FL4 Ltd., “B”, FLR, 8.086% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	10,472,500	10,328,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “B”, FLR, 6.786% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	$13,063,500	$12,595,509
MF1 2021-FL5 Ltd., “C”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,493,432
MF1 2021-FL6 Ltd., “B”, FLR, 6.994% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,309,631
MF1 2022-FL8 Ltd., “C”, FLR, 7.268% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,103,046
MF1 2022-FL9 Ltd., “B”, FLR, 8.396% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	14,760,635
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.249%, 5/15/2050 (i)	33,282,801	1,115,932
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.322%, 6/15/2050 (i)	16,310,522	517,926
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1%, 12/15/2051 (i)	51,659,553	1,716,910
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.292%, 5/15/2054 (i)	45,251,543	2,920,847
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.214%, 6/15/2054 (i)	43,016,856	2,521,205
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.318% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,832,383
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.117% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,121,581
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.167% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,009,078
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.357% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	8,692,908	8,537,322
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.957% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	7,442,908	7,229,877
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,010,733	1,007,354
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,701,645
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,275,467
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	8,390,839	8,376,382
Ownit Mortgage Loan Asset-Backed Certificates, 3.156%, 10/25/2035	1,027,914	577,263
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.729% ((SOFR - 3mo. + 0.26161%) + 1.35%), 2/20/2028 (n)	13,000,000	12,964,185
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.755% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	15,111,215	15,113,028
PFP III 2021-7 Ltd., “B”, FLR, 6.716% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)	3,004,350	2,847,385
PFP III 2021-7 Ltd., “C”, FLR, 6.967% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	955,952	888,398
PFP III 2021-8 Ltd., “B”, FLR, 6.816% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	3,244,500	3,063,360
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,064,118
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	798,007
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.462% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,172,862
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 7.237% ((SOFR - 3mo. + 0.26161%) + 1.65%), 10/20/2027 (n)	2,414,922	2,409,967
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.486% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,021,786
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.087% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,895,710
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,352,595
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.537% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	6,847,314
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.144% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	7,960,818
Stratus CLO 2022-3A, Ltd., “C”, FLR, 9.326% (SOFR - 3mo. + 4%), 10/20/2031 (n)	8,000,000	8,033,520
Thornburg Mortgage Securities Trust, FLR, 6.092% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	9,821	9,807
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.736% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	5,875,406
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	12,803,800
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.013%, 11/15/2050 (i)	23,581,624	744,774
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.882%, 12/15/2051 (i)	21,221,587	771,742
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.363%, 11/15/2054 (i)	47,043,700	3,314,666
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.917% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	3,076,000	3,074,048
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	2,989,110
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.918% (SOFR - 1mo. + 0.85%), 3/15/2027	9,416,000	9,430,272
		$645,803,875
Automotive – 1.8%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$10,519,000	$9,951,496
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	2,231,000	2,216,915
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	843,863
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,618,406
LKQ Corp., 5.75%, 6/15/2028 (n)	6,625,000	6,588,849
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	5,792,616
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	3,989,317
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,010,406
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,607,392
		$49,619,260

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
WarnerMedia Holdings, Inc., 3.788%, 3/15/2025	$17,801,000	$17,196,642
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	5,891,000	5,900,962
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	6,864,000	6,424,909
		$29,522,513
Brokerage & Asset Managers – 1.9%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,036,198
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	11,590,000	11,691,397
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,092,000	6,357,044
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,995,926
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,052,071
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,161,400
National Securities Clearing Corp., 5%, 5/30/2028 (n)	4,121,000	4,110,919
		$52,404,955
Business Services – 0.9%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$5,620,287
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	7,770,780
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,438,623
Western Union Co., 1.35%, 3/15/2026	6,570,000	5,870,475
		$25,700,165
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$3,838,000	$3,779,890
Westlake Chemical Corp., 0.875%, 8/15/2024	3,244,000	3,075,488
		$6,855,378
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,813,326
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,141,655
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,708,717
		$8,850,372
Conglomerates – 0.9%
Carrier Global Corp., 2.242%, 2/15/2025	$956,000	$908,165
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	9,148,000	9,145,083
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	5,533,000	5,499,227
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	9,775,616
		$25,328,091
Consumer Products – 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$10,091,000	$9,684,646
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	4,466,000	4,203,070
		$13,887,716
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,776,426
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,495,410
Berry Global, Inc., 5.5%, 4/15/2028 (n)	1,938,000	1,914,071
		$17,185,907
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$10,017,000	$9,999,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.4%
Broadcom, Inc., 3.15%, 11/15/2025	$5,544,000	$5,284,923
Microchip Technology, Inc., 0.983%, 9/01/2024	18,197,000	17,271,141
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,421,544
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,237,380
		$38,214,988
Emerging Market Quasi-Sovereign – 0.5%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,720,850
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,110,000
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	2,973,000
		$12,803,850
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,762,010
Energy - Independent – 0.1%
EQT Corp., 5.7%, 4/01/2028	$3,013,000	$3,013,328
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$9,261,000	$9,234,707
Financial Institutions – 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$6,216,556
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,328,907
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,174,010
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	7,009,061
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,548,360
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,054,203
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,877,881
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,628,754
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,275,573
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,036,053
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	4,868,827
		$63,018,185
Food & Beverages – 1.7%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$11,526,000	$11,429,890
General Mills, Inc., 5.241%, 11/18/2025	7,214,000	7,180,799
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	10,251,024
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,227,942
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,283,114
		$47,372,769
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$7,744,000	$7,534,958
Gaming & Lodging – 1.8%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$8,847,000	$8,706,871
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,522,092
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	8,077,437
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,218,236
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,389,727
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,775,653
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,625,339
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,598,607
Marriott International, Inc., 4.9%, 4/15/2029	5,173,000	5,073,484
Sands China Ltd., 4.3%, 1/08/2026	6,819,000	6,497,288
		$51,484,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., 2.801%, 10/01/2023	$424,000	$421,459
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	448,997
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	541,248
		$1,411,704
Insurance – 0.8%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$3,569,956
Corebridge Financial, Inc., 3.65%, 4/05/2027	7,440,000	7,005,010
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,699,321
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,449,998
		$21,724,285
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$33,859
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,722,251
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,449,562
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,200,386
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,040,326
		$12,690,274
Major Banks – 17.7%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,056,475
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,812,381
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,894,598
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	20,384,444
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,411,310
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,783,267
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	2,564,000	2,419,059
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,187,812
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,297,856
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	6,912,000	6,762,165
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,156,079
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,931,628
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,551,170
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,484,783
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	3,585,000	3,656,228
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,846,313
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	692,421
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	9,976,879
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,111,852
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,167,952
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	14,606,602
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,538,515
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,006,090
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,502,500
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,070,041
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,731,364
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	10,655,000	10,339,501
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	9,500,000	9,301,199
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,239,564
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	7,978,148
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,814,196
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,549,984
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,742,893
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	8,852,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 4.25%, 10/01/2027	$6,722,000	$6,511,044
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	14,779,693
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,427,418
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,779,073
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,589,243
Mizuho Financial Group, 0.849% to 9/08/2023, FLR ((SOFR - 3mo. + 0.26161%) + 0.61%) to 9/08/2024	7,800,000	7,753,912
Morgan Stanley, 5.801% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,997,774
Morgan Stanley, 5.79% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,216,246
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,117,212
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,147,103
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,779,207
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,082,935
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,783,777
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,383,989
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	15,631,627
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,571,806
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,092,903
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	15,073,033
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,352,004
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	5,088,000	4,954,694
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,516,833
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,404,078
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,582,713
Standard Chartered PLC, 6.17%, 1/09/2027 (n)	4,409,000	4,446,924
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,478,457
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	6,992,114
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,534,008
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,948,904
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,480,324
UBS Group AG, 5.711%, 1/12/2027 (n)	10,083,000	10,066,859
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,354,650
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,962,038
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,173,986
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,365,700
		$497,190,430
Medical & Health Technology & Services – 1.3%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$4,073,000	$4,048,070
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,451,799
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	23,939,100
		$37,438,969
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$9,817,498
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,352,159
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,343,858
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,303,249
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,483,737
		$32,300,501
Midstream – 2.3%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$3,663,000	$3,675,110
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,224,313
Enbridge, Inc., 5.969%, 3/08/2026	6,227,000	6,236,586
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,502,675
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,936,190
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,292,764
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,732,689
Plains All American Pipeline LP, 4.65%, 10/15/2025	10,480,000	10,231,607

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
TC Energy Corp., 6.203%, 3/09/2026	$17,566,000	$17,591,065
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,208,805
		$65,631,804
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$935,636	$878,512
Fannie Mae, 4.105%, 3/01/2033	30,964	30,355
Fannie Mae, 5.375%, 5/01/2033	67,886	66,206
Fannie Mae, 2%, 5/25/2044	380,009	365,761
Freddie Mac, 0.904%, 4/25/2024 (i)	212,982	865
Freddie Mac, 1.58%, 4/25/2030 (i)	28,942,699	2,361,880
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,114,196	7,462,800
Freddie Mac, 2%, 7/15/2042	1,148,490	1,035,866
Ginnie Mae, 2.625%, 7/20/2032	26,520	25,514
		$12,227,759
Municipals – 0.8%
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	$1,295,000	$1,281,561
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,846,996
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	12,155,000	11,796,889
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	966,909
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	742,982
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	930,200
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,046,307	986,618
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,676,889
		$21,229,044
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,386,775
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$6,865,798
Other Banks & Diversified Financials – 2.3%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$12,719,000	$13,032,587
American Express Co., 2.25%, 3/04/2025	6,463,000	6,138,464
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,840,630
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,008,885
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,656,006
Groupe BPCE S.A., FLR, 6.779% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,669,582
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,614,987
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,004,164
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,644,183
		$65,609,488
Pharmaceuticals – 0.4%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,748,063
Amgen, Inc., 5.15%, 3/02/2028	1,355,000	1,355,893
Royalty Pharma PLC, 0.75%, 9/02/2023	7,338,000	7,305,694
		$11,409,650
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,508,289
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$11,736,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$3,956,000	$3,820,428
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,326,045
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,755,573
		$12,081,618
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$1,637,528
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,505,172
Rogers Communications, Inc., 3.2%, 3/15/2027	12,002,000	11,134,019
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,162,587
		$26,439,306
Tobacco – 1.2%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$4,750,330
B.A.T. International Finance PLC, 5.931%, 2/02/2029	4,159,000	4,159,000
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,706,000	4,736,053
Philip Morris International, Inc., 5.125%, 11/15/2024	7,150,000	7,126,545
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,241,763
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,901,525
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,039,361
		$32,954,577
Transportation - Services – 1.7%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$23,698,941
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	14,322,000	14,389,041
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,875,332
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,500,723
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,465,235
		$48,929,272
U.S. Treasury Obligations – 18.1%
U.S. Treasury Notes, 3.875%, 1/15/2026 (f)	$169,462,000	$166,251,490
U.S. Treasury Notes, 4.125%, 6/15/2026	345,608,000	341,908,916
		$508,160,406
Utilities - Electric Power – 5.2%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$8,665,000	$8,675,220
Edison International, 4.7%, 8/15/2025	10,842,000	10,615,150
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,533,003
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,593,749
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,151,433
Entergy Louisiana LLC, 0.95%, 10/01/2024	17,870,000	16,955,721
Exelon Corp., 2.75%, 3/15/2027	7,104,000	6,531,793
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,392,298
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,230,959
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,479,856
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	3,048,760
Pacific Gas & Electric Co., 3.25%, 2/16/2024	5,563,000	5,474,478
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,269,357
Pacific Gas & Electric Co., 6.1%, 1/15/2029	7,485,000	7,441,889
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,725,000
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,269,630
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,529,308
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,548,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Xcel Energy, Inc., 0.5%, 10/15/2023	$8,847,000	$8,753,688
		$146,219,970
Total Bonds		$2,765,114,082
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.25% (v)	32,828,420	$32,828,421

Other Assets, Less Liabilities – 0.3%		7,390,132
Net Assets – 100.0%		$2,805,332,635
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,828,421 and $2,765,114,082, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,076,772,273, representing 38.4% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	939	$190,646,344	September – 2023	$(2,317,619)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
6/16/25	USD	70,900,000	centrally cleared	4.53%/Annually	SOFR - 1 day/Annually	$(480,730)	$—	$(480,730)
6/16/26	USD	228,000,000	centrally cleared	4.11%/Annually	SOFR - 1 day/Annually	(2,182,774)	—	(2,182,774)
						$(2,663,504)	$—	$(2,663,504)
At July 31, 2023, the fund had liquid securities with an aggregate value of $7,564,874 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$508,160,406	$—	$508,160,406
Non - U.S. Sovereign Debt	—	20,565,860	—	20,565,860
Municipal Bonds	—	21,229,044	—	21,229,044
U.S. Corporate Bonds	—	912,398,864	—	912,398,864
Residential Mortgage-Backed Securities	—	16,325,861	—	16,325,861
Commercial Mortgage-Backed Securities	—	166,474,571	—	166,474,571
Asset-Backed Securities (including CDOs)	—	475,231,202	—	475,231,202
Foreign Bonds	—	644,728,274	—	644,728,274
Mutual Funds	32,828,421	—	—	32,828,421
Total	$32,828,421	$2,765,114,082	$—	$2,797,942,503
Other Financial Instruments
Futures Contracts – Liabilities	$(2,317,619)	$—	$—	$(2,317,619)
Swap Agreements – Liabilities	—	(2,663,504)	—	(2,663,504)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,501,380	$220,890,620	$233,547,204	$(7,397)	$(8,978)	$32,828,421
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$380,284	$—